Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]	SEGMENTS AND GEOGRAPHIC INFORMATION
The segment reporting structure uses the Company’s management reporting structure as its foundation to reflect how the Company manages the businesses internally. In our 2022 Form 10-K, the management reporting structure and the Company’s reportable segments were mainly organized by geographic regions. In March 2023, we announced internal management changes as a part of our ongoing strategy to align our business to meet our customers’ needs and deliver on our major strategic objectives. The management reporting structure is now composed of four SBUs, mainly organized by technology, led by our President and Chief Executive Officer. Using the accounting guidance on segment reporting, the Company determined that its four operating segments are aligned with its four reportable segments corresponding to its SBUs. All prior period results have been retrospectively revised to reflect the new segment reporting structure.
•Renewables — Solar, wind, energy storage, hydro, biomass and landfill gas generation facilities;
•Utilities — AES Indiana, AES Ohio and AES El Salvador regulated utilities and their generation facilities;
•Energy Infrastructure — Natural gas, LNG, coal, pet-coke, diesel and oil generation facilities, and our businesses in Chile, which have a mix of generation sources, including renewables, that are pooled to service our existing PPAs; and
•New Energy Technologies — Green hydrogen initiatives and investments in Fluence, Uplight, 5B, and other new and innovative energy technology businesses.
Our Renewables, Utilities and Energy Infrastructure SBUs participate in our generation business line, in which we own and/or operate power plants to generate and sell power to customers, such as utilities, industrial users, and other intermediaries. Our Utilities SBU participates in our utilities business line, in which we own and/or operate utilities to generate or purchase, distribute, transmit and sell electricity to end-user customers in the residential, commercial, industrial, and governmental sectors within a defined service area. In certain circumstances, our utilities also generate and sell electricity on the wholesale market. Our New Energy Technologies SBU includes investments in new and innovative technologies to support leading-edge greener energy solutions.
Included in "Corporate and Other" are the results of the AES self-insurance company, corporate overhead costs which are not directly associated with the operations of our four reportable segments, and certain intercompany charges such as self-insurance premiums which are fully eliminated in consolidation.
During the first quarter of 2023, management began assessing operational performance and making resource allocation decisions using Adjusted EBITDA. Therefore, the Company uses Adjusted EBITDA as its primary segment performance measure. Adjusted EBITDA, a non-GAAP measure, is defined by the Company as earnings before interest income and expense, taxes, depreciation and amortization, adjusted for the impact of NCI and interest, taxes, depreciation and amortization of our equity affiliates, and adding back interest income recognized under service concession arrangements; excluding gains or losses of both consolidated entities and entities accounted for under the equity method due to (a) unrealized gains or losses related to derivative transactions and equity securities; (b) unrealized foreign currency gains or losses; (c) gains, losses, benefits and costs associated with dispositions and acquisitions of business interests, including early plant closures, and gains and losses recognized at commencement of sales-type leases; (d) losses due to impairments; (e) gains, losses and costs due to the early retirement of debt; and (f) net gains at Angamos, one of our businesses in the Energy Infrastructure SBU, associated with the early contract terminations with Minera Escondida and Minera Spence.
The Company has concluded Adjusted EBITDA better reflects the underlying business performance of the Company and is the most relevant measure considered in the Company's internal evaluation of the financial performance of its segments. Additionally, given its large number of businesses and overall complexity, the Company concluded that Adjusted EBITDA is a more transparent measure that better assists investors in determining which businesses have the greatest impact on the Company's results.
Revenue and Adjusted EBITDA are presented before inter-segment eliminations, which includes the effect of intercompany transactions with other segments except for charges for certain management fees and the write-off of intercompany balances, as applicable. All intra-segment activity has been eliminated within the segment. Inter-segment activity has been eliminated within the total consolidated results.
The following tables present financial information by segment for the periods indicated (in millions):

	Total Revenue
Year Ended December 31,	2022	2021	2020
Renewables SBU	$1,893	$1,562	$1,295
Utilities SBU	3,617	2,944	2,750
Energy Infrastructure SBU	7,204	6,702	5,679
New Energy Technologies SBU	3	7	143
Corporate and Other	116	108	88
Eliminations	(216)	(182)	(295)
Total Revenue	$12,617	$11,141	$9,660

Reconciliation from Net Income (Loss):	Adjusted EBITDA
Year Ended December 31,	2022	2021	2020
Net income (loss)	$(505)	$(951)	$152
Income tax expense (benefit)	265	(133)	216
Interest expense	1,117	911	1,038
Interest income	(389)	(298)	(268)
Depreciation and amortization	1,053	1,056	1,068
EBITDA	$1,541	$585	$2,206
Less: Income from discontinued operations	—	(4)	(3)
Less: Adjustment for noncontrolling interests and redeemable stock of subsidiaries (1)	(704)	(47)	(798)
Less: Income tax expense (benefit), interest expense (income) and depreciation and amortization from equity affiliates	126	123	153
Interest income recognized under service concession arrangements	77	82	87
Unrealized derivative and equity securities losses (gains)	131	(4)	12
Unrealized foreign currency losses (gains)	42	14	(9)
Disposition/acquisition losses	40	863	112
Impairment losses	1,658	1,153	928
Loss on extinguishment of debt	20	71	184
Net gains from early contract terminations at Angamos	—	(256)	(182)
Adjusted EBITDA	$2,931	$2,580	$2,690
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(1)The allocation of earnings to tax equity investors from both consolidated entities and equity affiliates is removed from Adjusted EBITDA.

	Adjusted EBITDA
Year Ended December 31,	2022	2021	2020
Renewables SBU	$605	$545	$528
Utilities SBU	612	633	618
Energy Infrastructure SBU	1,836	1,494	1,612
New Energy Technologies SBU	(116)	(77)	(18)
Corporate and Other	(19)	(20)	(49)
Eliminations	13	5	(1)
Adjusted EBITDA	$2,931	$2,580	$2,690
The Company uses long-lived assets as its measure of segment assets. Long-lived assets includes amounts recorded in Property, plant and equipment, net and right-of-use assets for operating leases recorded in Other noncurrent assets on the Consolidated Balance Sheets.

	Long-Lived Assets
Year Ended December 31,	2022	2021	2020
Renewables SBU	$9,533	$6,353	$5,057
Utilities SBU	6,311	6,027	6,019
Energy Infrastructure SBU	7,532	7,778	12,001
New Energy Technologies SBU	2	4	2
Corporate and Other	17	21	24
Long-Lived Assets	23,395	20,183	23,103
Current assets	7,643	5,356	5,414
Investments in and advances to affiliates	952	1,080	835
Debt service reserves and other deposits	177	237	441
Goodwill	362	1,177	1,061
Other intangible assets	1,841	1,450	827
Deferred income taxes	319	409	288
Loan receivable	1,051	—	—
Other noncurrent assets, excluding right-of-use assets for operating leases	2,623	1,911	1,383
Noncurrent held-for-sale assets	—	1,160	1,251
Total Assets	$38,363	$32,963	$34,603

	Depreciation and Amortization			Capital Expenditures
Year Ended December 31,	2022	2021	2020	2022	2021	2020
Renewables SBU	$260	$222	$184	$2,972	$721	$787
Utilities SBU	376	361	348	859	544	430
Energy Infrastructure SBU	404	458	522	742	847	723
New Energy Technologies SBU	2	1	—	—	—	1
Corporate and Other	11	14	14	11	28	19
Total	$1,053	$1,056	$1,068	$4,584	$2,140	$1,960

	Interest Income			Interest Expense			Net Equity in Earnings (Losses) of Affiliates
Year Ended December 31,	2022	2021	2020	2022	2021	2020	2022	2021	2020
Renewables SBU	$131	$55	$41	$236	$200	$203	$28	$63	$(18)
Utilities SBU	8	5	4	234	218	230	6	3	1
Energy Infrastructure SBU	246	236	221	488	422	446	9	(4)	(79)
New Energy Technologies SBU	—	—	—	—	—	—	(114)	(86)	(27)
Corporate and Other	4	2	2	159	71	159	—	—	—
Total	$389	$298	$268	$1,117	$911	$1,038	$(71)	$(24)	$(123)
The following table presents information, by country, about the Company's consolidated operations for each of the three years ended December 31, 2022, 2021, and 2020, and as of December 31, 2022 and 2021 (in millions). Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Total Revenue			Long-Lived Assets
Year Ended December 31,	2022	2021	2020	2022	2021
United States (1)	$4,093	$3,531	$3,243	$13,833	$11,034
Non-U.S.:
Chile	2,064	2,297	2,092	2,730	2,241
Dominican Republic	1,591	1,087	896	1,013	892
El Salvador	902	792	666	395	371
Bulgaria	790	700	444	487	1,020
Panama	678	595	519	1,880	1,907
Mexico	595	471	349	409	614
Brazil	560	471	401	1,811	1,215
Argentina	501	390	308	461	470
Colombia	417	383	358	308	349
Vietnam (2)	323	320	285	1	—
Jordan	102	98	96	41	42
Other Non-U.S.	1	6	3	26	28
Total Non-U.S.	8,524	7,610	6,417	9,562	9,149
Total	$12,617	$11,141	$9,660	$23,395	$20,183
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(1)     Includes Puerto Rico revenues of $293 million, $311 million, and $298 million for the years ended December 31, 2022, 2021, and 2020, respectively, and long-lived assets of $96 million and $79 million as of December 31, 2022 and 2021, respectively.
(2)     The Mong Duong II power project is operated under a BOT contract. Future expected payments for the construction performance obligation are recognized in Loan receivable on the Consolidated Balance Sheets. See Note 20—Revenue for further information.